Related Party Transactions - Alice Wilson (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions
Related parties payable	$ 1,255,095	$ 1,547,082	$ 885,041
Related party | Alice Wilson
Related Party Transactions
Related parties payable	$ 20,000	$ 20,000	$ 20,000